EMPLOYEE EQUITY INCENTIVE PLAN (Nonvested Shares Outstanding) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	4,520,000	7,000,000	9,670,000	22,555,000
Aggregate intrinsic value	$ 847,500
May 21, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	2,240,000
Aggregate intrinsic value	$ 420,000
Grant Date Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	2,280,000
Aggregate intrinsic value	$ 427,500